INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Schedule of Changes in Intangible Assets and Goodwill

(in millions of Euros)	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total Intangible Assets	Goodwill
Net balance at January 1, 2022	18	21	13	2	4	58	451
Additions	—	—	—	3	—	3	—
Amortization expense	(2)	(7)	(1)	—	—	(10)	—
Transfer	—	2	—	(2)	—	—	—
Effect of changes in foreign exchange rates	2	—	1	—	—	3	27
Net balance at December 31, 2022	18	16	13	3	4	54	478

Cost	92	94	42	4	4	236	478
Less accumulated depreciation and impairment	(74)	(78)	(29)	(1)	—	(182)	—
Net balance at December 31, 2022	18	16	13	3	4	54	478

(in millions of Euros)	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total Intangible Assets	Goodwill
Net balance at January 1, 2021	18	15	13	13	2	61	417
Additions	—	—	—	4	—	4	—
Amortization expense	(1)	(12)	(1)	—	—	(14)	—
Transfer	—	17	—	(15)	2	4	—
Effect of changes in foreign exchange rates	1	1	1	—	—	3	34
Net balance at December 31, 2021	18	21	13	2	4	58	451

Cost	86	91	40	3	4	224	451
Less accumulated depreciation and impairment	(68)	(70)	(27)	(1)	—	(166)	—
Net balance at December 31, 2021	18	21	13	2	4	58	451